-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT (NO. 2-54886) UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 40


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 44



                          VANGUARD PREFERRED STOCK FUND
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876

                             VALLEY FORGE, PA 19482

                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
          ON FEBRUARY 28, 2000, PURSUANT TO PARAGRAPH (A) OF RULE 485.



                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

WE HAVE ELECTED TO REGISTER AN INDEFINITE NUMBER OF SECURITIES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940. REGISTRANT FILED ITS RULE 24F-2 NOTICE FOR ITS FISCAL YEAR ENDED OCTOBER 31, 1999 WITH THE COMMISSION ON ..

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                         VANGUARD PREFERRED STOCK FUND
                             CROSS REFERENCE SHEET

FORM N-1A
ITEM NUMBER                                            LOCATION IN PROSPECTUS
-----------------------------------------------------------------------------------------------------
Item 1.    Front and Back Cover Pages .................Front and Back Cover Pages

Item 2.    Risk/Return: Investments, Risk, and
           Performance ................................Fund Profile

Item 3.    Risk/Return Summary: Fee Table .............Fee Table

Item 4.    Investment Objectives, Principal Investment
           Strategies, and Related Risks ..............A Word About Risk; Who Should Invest;
                                                         Primary Investment Strategies
Item 5.    Management's Discussion of Fund
           Performance ................................Herein incorporated by reference to
                                                       Registrant's Annual Report to Shareholders
                                                       dated October 31, 1999 filed with the
                                                       Securities & Exchange Commission's EDGAR
                                                       system ---.

Item 6.    Management, Organization, and Capital
           Structure ..................................The Fund and Vanguard; Investment Adviser

Item 7.    Shareholder Information ....................Share Price; Dividends, Capital Gains, and
                                                       Taxes; Investing with Vanguard
Item 8.    Distribution Arrangements ..................Not Applicable

Item 9.    Financial Highlights Information ...........Financial Highlights

FORM N-1A                                              LOCATION IN STATEMENT OF ADDITIONAL
ITEM NUMBER                                            INFORMATION
-----------------------------------------------------------------------------------------------------
Item 10.   Cover Page and Table of Contents ...........Cover Page; Table of Contents

Item 11.   Fund History ...............................Description of the Fund

Item 12.   Description of the Fund and its Investments
           and Risks ..................................Investment Policies; Description of the Trust;
                                                       Fundamental Investment Limitations

Item 13.   Management of the Trust ....................Management of the Fund

Item 14.   Control Persons and Principal Holders of
           Securities .................................Management of the Fund

Item 15.   Investment Advisory and Other Services .....Investment Advisory Services

Item 16.   Brokerage Allocation and Other Practices ...Portfolio Transactions

Item 17.   Capital Stock and Other Securities .........Description of the Fund

Item 18.   Purchase, Redemption, and Pricing of Shares.Purchase of Shares; Redemption of Shares;
                                                       Share Price

Item 19.   Taxation of the Fund .......................Description of the Fund

Item 20.   Underwriters ...............................Not Applicable

Item 21.   Calculation of Performance Data ............Yield and Total Return

Item 22.   Financial Statements .......................Financial Statements



VANGUARD(R) PREFERRED STOCK FUND

Prospectus
February 28, 2000


This  prospectus  contains
financial  data for the Fund
through the fiscal year
ended October 31, 1999.

VANGUARD PREFERRED STOCK FUND

Prospectus
February 28, 2000




CONTENTS


1  FUND PROFILE                         12  FINANCIAL HIGHLIGHTS
3  ADDITIONAL INFORMATION               14  INVESTING WITH VANGUARD
4  A WORD ABOUT RISK                    14  SERVICES AND ACCOUNT FEATURES
4  WHO SHOULD INVEST                    15  TYPES OF ACCOUNTS
5  PRIMARY INVESTMENT STRATEGIES        15  BUYING SHARES
8  THE FUND AND VANGUARD                17  REDEEMING SHARES
8  INVESTMENT ADVISER                   21  TRANSFERRING REGISTRATION
9  DIVIDENDS, CAPITAL GAINS, AND TAXES  22  FUND AND ACCOUNT UPDATES
10  SHARE PRICE                          GLOSSARY (inside back cover)



--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

 This prospectus explains the objective, risks, and strategies of Vanguard Preferred Stock Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
-------------------------------------------------------------------------------








NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE

The following profile summarizes key features of Vanguard Preferred Stock Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income from investments in preferred stocks, with a significant portion of income that is DRD-eligible. "DRD-eligible" means that income qualifies for the federal intercorporate dividends-received deduction. This deduction permits a corporation to exclude from its taxable income a portion, currently 70%, of the income it receives in the form of dividends paid by other U.S. corporations. The Fund may invest in non-DRD-eligible securities. As a result, a portion of the Fund's income will be non-DRD-eligible.


INVESTMENT STRATEGIES

The Fund invests primarily in dividend-paying, investment-grade preferred stocks of U.S.-based companies.

PRIMARY RISKS

THE FUND'S SHARE PRICE AND TOTAL RETURN WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Interest rate risk, which is the chance that the market value of preferred stocks will decline for short or even long periods if interest rates rise. Interest rate risk is high for preferred stocks.

- Credit risk, which is the chance that an issuing corporation will fail to make dividend payments on its preferred stock. Many preferred stocks are issued by companies that lack top credit ratings.

- Industry concentration risk, which is the chance that the Fund's returns could be hurt significantly by problems affecting a particular industry. Because more than 80% of the Fund's holdings typically are invested in the financial-services and utility industries, the Fund's performance can be significantly affected, for better or for worse, by developments in those industries.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Legislative risk, which is the chance that a change in federal tax law could reduce or eliminate the 70% dividends-received deduction, which would reduce the market value of preferred stocks that pay DRD-eligible income.



PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

2

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
             -----------------------------------------------------

                                CHART GOES HERE



              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).




      -----------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      -----------------------------------------------------------------------
                                        1 YEAR       5 YEARS        10 YEARS
      -----------------------------------------------------------------------
      Vanguard Preferred Stock Fund      %              %               %
      Merrill Lynch DRD-Eligible
         Preferred Stock Index*
      -----------------------------------------------------------------------
       *S&P Preferred Index through March 1989; Merrill Lynch Perpetual Index through January 1997; Merrill Lynch DRD-Eligible Preferred Stock Index thereafter


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Preferred Stock Fund's expense ratio in fiscal year 1999 was
 .%, or $. per $1,000 of average net assets. The average fixed income mutual fund in 1998 had expenses of .%, or $. per $1,000 of average net assets, derived from data provided by Lipper Inc., which reports on the mutual fund industry.
--------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended October 31, 1999.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                     None
      Sales Charge (Load) Imposed on Reinvested Dividends:          None
      Redemption Fee:                                               None
      Exchange Fee:                                                 None



      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                             .%
      12b-1 Distribution Fee:                                       None
      Other Expenses:                                                  .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                           .%

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



              1 YEAR     3 YEARS         5 YEARS       10 YEARS
               -------------------------------------------------
              $          $                 $            $


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        SUITABLE FOR IRAS
Dividends are distributed quarterly in March,      No
June, September, and December; capital gains, if
any, are distributed annually in December          MINIMUM INITIAL INVESTMENT
                                                   $3,000

                                                   NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                                 Prefd
Wellington Management Company, LLP, Boston,
Mass., since inception                             VANGUARD FUND NUMBER
                                                   038
INCEPTION DATE
December 3, 1975                                   CUSIP NUMBER
                                                   92204P204
NET ASSETS AS OF OCTOBER 31, 1999
$. million                                         TICKER SYMBOL
                                                   VQIIX

--------------------------------------------------------------------------------

4

================================================================================
A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard Preferred Stock Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in Vanguard Preferred Stock Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock market.
     Look for this[FLAG]symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================

WHO SHOULD INVEST

The Fund may be a suitable investment for you if:

- You are seeking a high level of income from your investments and can tolerate substantial price fluctuations due to changes in interest rates.

-    You wish to add a preferred stock fund to your existing holdings.

- You are a corporate investor eligible for the federal dividends-received deduction. (Note: Subchapter S corporations are not eligible for this deduction.)



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------


     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

 The Fund has adopted the following policies, among others, to discourage short-term trading:

- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    The Fund reserves the right to stop offering shares at any time.

PRIMARY INVESTMENT STRATEGIES

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective is to provide high current income from investments in preferred stocks, with a significant portion of income that is DRD-eligible. It also explains how the adviser implements these strategies. The Fund's Board of Trustees oversees the management of the Fund, and may change the investment objective or strategies in the interest of shareholders.

     In addition, this section discusses several important risks--interest rate risk, credit risk, industry concentration risk, manager risk, and legislative risk--faced by investors in the Fund.

     NOTE: BECAUSE PREFERRED STOCKS SHARE MANY INVESTMENT CHARACTERISTICS WITH BONDS, THE RISKS AND POTENTIAL REWARDS OF INVESTING IN THE FUND ARE MORE SIMILAR TO THOSE ASSOCIATED WITH A BOND FUND THAN A STOCK FUND.

MARKET EXPOSURE

The Fund invests predominantly in dividend-paying, investment-grade, preferred stocks of U.S.-based companies. Preferred stocks are securities that pay dividends at a specified rate and have "preference" over common stock in the payment of dividends and the liquidation of assets. This means that a company must pay dividends on its preferred stock before paying any dividends on its common stock, and that the claims of preferred stockholders are ahead of common stockholder's claims on assets in a corporate liquidation. Preferred stockholders usually have no right to vote for corporate directors or on other matters.

     Preferred stocks pay a fixed stream of income to investors, and these income payments are the primary source of long-term investment returns on preferred stocks. The market value of preferred stocks--especially perpetual preferred stocks, which have no stated maturity date--is extremely sensitive to changes in interest rates. When interest rates rise, the market value of preferred stocks will fall; when interest rates fall, the value of preferred stocks will rise.

     The Fund may invest in perpetual preferred stock, hybrid preferred securities and other types of preferred securities. Perpetual preferred stock is preferred stock that has no maturity date. Hybrid preferred securities have many characteristics similar to preferred stock, however, their dividends are not DRD-eligible. Also, like corporate bonds, hybrid preferred securities have defined maturity dates.


[FLAG] THE FUND IS SUBJECT TO INTEREST  RATE RISK,  WHICH IS THE CHANCE THAT THE
     MARKET VALUE OF PREFERRED STOCKS WILL DECLINE FOR SHORT OR EVEN LONG PERIODS IF INTEREST RATES RISE. INTEREST RATE RISK IS HIGH FOR PREFERRED STOCKS.


     As an illustration of interest rate risk, the following table shows the effect of a 1% and a 2% change in interest rates on the prices of a long-term bond:



--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                          VALUE OF A $1,000 INVESTMENT*
--------------------------------------------------------------------------------
                         AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)   INCREASE     DECREASE     INCREASE      DECREASE
--------------------------------------------------------------------------------
Long-Term (20 years)        $889        $1,131        $794        $1,286
--------------------------------------------------------------------------------
*Assumes a 5.5% yield
--------------------------------------------------------------------------------

6

     The preceding table is intended to illustrate interest rate risk and to help you determine the degree of risk you are willing to assume. The price changes shown in the table are not meant to represent past or future changes in the Fund's share price.


SECURITY SELECTION
The Fund's adviser selects securities after thoroughly researching them and the financial condition of their issuers, in order to ascertain the creditworthiness of each security and the issuer's ability to make dividend payments on its preferred stock. A security will be sold when it is no longer as attractive as an alternative investment.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                             FUND DIVERSIFICATION

In general, the more diversified a fund's stock holdings, the less likely it is that a specific stock's poor performance will hurt the fund. One measure of a fund's diversification is the percentage of its assets represented by its ten largest holdings. The average U.S. equity mutual fund has about 30% of its assets invested in its ten largest holdings, while some less-diversified funds have more than 50% of their assets invested in the stocks of just ten companies.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT AN ISSUER OF
     PREFERRED STOCK WILL FAIL TO PAY DIVIDENDS IN A TIMELY MANNER.

     The failure of an issuer to pay dividends in a timely manner may cause a decline in income and potentially in market value. The Fund tries to moderate credit risk by owning securities issued by many different companies and by avoiding preferred stocks with credit ratings below investment grade. Although preferred stocks usually carry lower credit ratings than ordinary corporate bonds issued by the same company, the Fund normally maintains an average credit quality of "a", which is defined by Moody's Investors Service as "an upper-medium grade preferred stock" whose earnings and asset protection are "expected to be maintained at adequate levels."

[FLAG] THE FUND IS SUBJECT TO INDUSTRY  CONCENTRATION  RISK, WHICH IS THE CHANCE
     THAT THE FUND'S RETURNS COULD BE HURT SIGNIFICANTLY BY PROBLEMS AFFECTING A PARTICULAR INDUSTRY. BECAUSE THE BULK OF THE FUND'S HOLDINGS (TYPICALLY MORE THAN 80%) ARE INVESTED IN TWO INDUSTRIES--FINANCIAL SERVICES AND UTILITIES--ITS PERFORMANCE CAN BE SIGNIFICANTLY AFFECTED, FOR BETTER OR FOR WORSE, BY DEVELOPMENTS IN THOSE INDUSTRIES.

     As of October 31, 1999, the Fund had invested .% of net assets in its top ten holdings including .% of net assets in securities issued by the Federal Home Loan Corporation, a quasi-governmental financial services corporation.
     Investment grade preferred stocks are issued by comparatively few companies, and the Fund may have difficulty finding enough suitable securities to meet its investment objective if new preferred stock issuance decreases substantially or new investments in the Fund increase substantially. Also, because most investment-grade preferred stocks are issued by companies within only a few industries, particularly financial services and utilities, it is difficult to achieve diversification across industry groups. Although the Fund's adviser strives to maintain exposure to other industries, the Fund invests more than 25% of its assets in each of two industries--financial services and utilities--that are the main issuers of preferred stocks. The profitability of both industries is heavily influenced by the level of interest rates, by changing regulatory environments, and by intensifying competition. Factors that can harm the performance of financial-services companies include fluctuations in the economy that reduce the demand for services and may reduce the ability of borrowers to pay their debts. Among other factors that can harm the financial performance of utilities are changes in energy costs, environmental regulations, and increased competition due to deregulation of prices and supply.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER
     MAY DO A POOR JOB OF SELECTING PREFERRED STOCKS.

 The Fund is generally managed without regard to tax ramifications.

[FLAG] THE FUND IS  SUBJECT TO  LEGISLATIVE  RISK,  WHICH IS THE  CHANCE  THAT A
     CHANGE IN FEDERAL TAX LAW COULD REDUCE OR ELIMINATE THE 70% DIVIDENDS-RECEIVED DEDUCTION, WHICH WOULD REDUCE THE MARKET VALUE OF PREFERRED STOCKS.

     Current tax law allows corporations to exclude from gross income 70% of "qualified" dividends received from other domestic corporations that are subject to federal income tax. This dividends-received deduction (DRD) effectively increases the after-tax return of dividends from preferred stocks.

     From time to time, proposals have been made to lower the 70% DRD. If such a tax law change were made, the market value of preferred stocks that pay DRD-eligible income would decline to compensate for the higher tax that corporate investors would have to pay on the dividends.

TURNOVER RATE

Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long the securities have been held. The Fund's average turnover rate for the past five years has been about 30%. (A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all domestic stock funds is approximately .%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE MEASURES
The  Fund  may  temporarily  depart  from its  normal  investment  policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

8

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $. billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Fund employs Wellington Management Company, LLP (Wellington), 75 State Street, Boston, MA 02109, as its investment adviser. Wellington manages the Fund subject to the control of the Trustees and officers of the Fund.
     Wellington's advisory fee is paid quarterly. This fee is based on certain annual percentage rates applied to the Fund's average month-end assets for each quarter.
     For the fiscal year ended October 31, 1999, the investment advisory fee paid to Wellington represented an effective annual rate of .% of the Fund's average net assets.
     The Fund has authorized Wellington to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions.
     In the interest of obtaining better execution of a transaction, Wellington may choose brokers who charge higher commissions. If more than one broker can obtain the best available price and favorable execution of a transaction, then Wellington is authorized to choose a broker who, in addition to executing the transaction, will provide research services to Wellington or the Fund. Also, the Fund may direct Wellington to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
     The Board of Trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser-- either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund's sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER

Wellington Management Company, LLP is an investment advisory firm founded in 1928. As of October 31, 1999, Wellington managed more than $. billion in stock and bond funds, including all or part of 14 Vanguard funds. The manager responsible for overseeing the implementation of Wellington's strategy for Vanguard Preferred Stock Fund is:

EARL E. MCEVOY, Senior Vice President and Partner of Wellington and portfolio manager of the Fund since 1982; has worked in investment management since 1972; with Wellington since 1978; B.A., Dartmouth College; M.B.A., Columbia Business School.
--------------------------------------------------------------------------------



DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable as if received in December.

- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.

- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- State and local income taxes may apply to any dividend or capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares.


GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not provide us with your correct taxpayer identification number and certify that it is correct. Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.

10

FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------


SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:


                  NET ASSET VALUE = TOTAL ASSETS - LIABILITIES
                                    -------------------------------
                                    NUMBER OF SHARES OUTSTANDING

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is PREFD.

12

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.



--------------------------------------------------------------------------------------------------
                                                                 VANGUARD PREFERRED STOCK FUND
                                                                      YEAR ENDED OCTOBER 31,
                                                            --------------------------------------
                                                            1999    1998    1997     1996     1995
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                          $.    $10.17   $9.67    $9.61    $8.35
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                        .       .58     .63      .69      .66
Net Realized and Unrealized Gain (Loss)                      .       .22     .53      .04     1.25
 on Investments
                                                            --------------------------------------
 Total from Investment Operations                            .       .80    1.16      .73     1.91
                                                            --------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                         .     (.61)   (.66)    (.67)    (.65)
Distributions from Realized Capital Gains
                                                            --------------------------------------
 Total Distributions                                         .     (.61)   (.66)    (.67)    (.65)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $.    $10.36  $10.17    $9.67    $9.61
==================================================================================================
TOTAL RETURN                                                 .%    8.00%  12.44%    8.04%   23.79%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (Millions)                          $.      $381    $320     $286     $308
Ratio of Total Expenses to Average Net
 Assets                                                      .%    0.36%   0.37%    0.39%    0.52%
Ratio of Net Investment Income to
 Average Net Assets                                          .%    5.60%   6.41%    7.23%    7.43%
Turnover Rate                                                .%      39%     34%      31%      20%
==================================================================================================

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal 1999 with a net asset value (price) of $. per share. During the year, the Fund earned $. per share from investment income (interest and dividends) and $. per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $. per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($. per share) minus the distributions ($. per share) resulted in a share price of $. at the end of the year. This was an increase of $. per share (from $. at the beginning of the year to $. at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was .% for the year.

As of October 31, 1999, the Fund had $. million in net assets. For the year, its expense ratio was .% ($. per $1,000 of net assets); and its net investment income amounted to .% of its average net assets. It sold and replaced securities valued at .% of its net assets.
--------------------------------------------------------------------------------







"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

14


--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOKLET]. Please call us to request copies.
--------------------------------------------------------------------------------


SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for this Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
VANGUARD DIRECT DEPOSIT SERVICE/TM/ [BOOKLET]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD AUTOMATIC EXCHANGE SERVICE/TM/ [BOOKLET]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS (R) [BOOKLET]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS/TM/ [BOOKLET]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------

VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD)[BOOKLET]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.

--------------------------------------------------------------------------------

ACCESS VANGUARD/TM/ www.vanguard.com [COMPUTER]

You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:

-    Open a new account*.
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.



*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335

Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273 Call Vanguard for information on your account, account transactions, and account statements.

--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------


TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOKLET]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOKLET]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------


BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .

open a new account
$3,000

16

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------

A NOTE ON LOW BALANCES

The Fund reserves the right to close any nonretirement fund account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.

--------------------------------------------------------------------------------
BY MAIL TO . . . [ENVELOPE]

open a new account
Complete and sign the account registration form and enclose your check.


add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.


Make your check payable to: The Vanguard Group-38
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2600                 455 Devon Park Drive
Valley Forge, PA 19482-2600   Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 455 Devon Park Drive
Valley Forge, PA 19482-2900   Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . .[TELEPHONE]

open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).


add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see Services and Account Features) to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.

Vanguard Tele-Account     Client Services
1-800-662-6273            1-800-662-2739

*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------

IMPORTANT  NOTE:  Once  you  have  requested  a  telephone   transaction  and  a
confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

--------------------------------------------------------------------------------

BY WIRE TO OPEN A NEW  ACCOUNT OR ADD TO AN  EXISTING  ACCOUNT  [WIRE]
Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.



Wire to:
FRB ABA 021001088
HSBC Bank USA


For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Preferred Stock Fund-38
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]

--------------------------------------------------------------------------------

You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

--------------------------------------------------------------------------------

A NOTE ON LARGE  PURCHASES

It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.

--------------------------------------------------------------------------------


REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:

-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

*May require signature guarantee; see footnote on page 20. A signature guarantee may be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

18

When Exchanging Shares:

- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the  receiving  fund's  minimum  investment  requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must obtain the guaranteed signatures of all current account owners on your written instructions.



In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------

NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.

--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION

You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.

     The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.

--------------------------------------------------------------------------------
ONLINE REQUESTS [COMPUTER]

ACCESS VANGUARD at www.vanguard.com

You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

Vanguard Tele-Account     Client Services
1-800-662-6273            1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:

-    The ten-digit account number.
-    The name and address  exactly as registered  on the account.
- The primary Social Security or employer identification number as registered on the account.

-    The  Personal   Identification   Number,   if  applicable   (for  instance,
     Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------

A   NOTE   ON UNUSUAL  CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.

--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:

Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Depending on your account registration type, additional documentation may be required.

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 1120                 455 Devon Park Drive
Valley Forge, PA 19482-1120   Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division ...

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 455 Devon Park Drive
Valley Forge, PA 19482-2900   Wayne, PA 19087-1815
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right

20

to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS

You  may  receive  your  redemption   proceeds  in  one  of  four  ways:  check,
wire, exchange to another Vanguard fund, or Fund Express Redemption.

--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------

WIRE REDEMPTIONS
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.
For telephone requests made by 4 p.m. EST, the wire will arrive at your bank by the close of business on the following business day.

--------------------------------------------------------------------------------

NOTE: Wire redemptions of less than $5,000 are subject to a $5 processing fee.

--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.

--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:

-    The Fund name and  account  number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.

--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY

Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
-    Your round trips  through the Fund must be at least 30 days apart.
-    The Fund  may  refuse a share  purchase  at any  time,  for any  reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

--------------------------------------------------------------------------------
RETURN  YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------

ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.

--------------------------------------------------------------------------------

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

--------------------------------------------------------------------------------


TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 1110                 455 Devon Park Drive
Valley Forge, PA 19482-1110   Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:          Express or Registered mail to:
The Vanguard Group            The Vanguard Group
P.O. Box 2900                 455 Devon Park Drive
Valley Forge, PA 19482-2900   Wayne, PA 19087-1815

----------------------------------------------------------------

22

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS

We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOKLET]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS

Mailed in December and June for this Fund.

--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions and proceeds from the sale of shares.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOKLET]

Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.

--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

CREDIT QUALITY
An assessment of the ability of a preferred stock issuer to pay dividends in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PERPETUAL PREFERRED
A type of preferred stock that has no stated maturity date.

PREFERRED STOCK
A class of capital stock on which a company pays dividends at a specified rate. Preferred stock dividends must be paid before a company can pay dividends on common stock. Also, preferred stockholders have a claim ahead of common stockholders to corporate assets in the event of a liquidation.

PRINCIPAL
The amount of your own money you put into an investment.

SECURITIES
Stocks, bonds, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP LOGO]

Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd  like  more  information  about
Vanguard  Preferred  Stock  Fund,  the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORT
TO SHAREHOLDERS
Additional  information about the
Fund's  investments is available in
the Fund's annual and semiannual
reports to shareholders. In these
reports, you will find a discussion of
the market conditions and
investment strategies that
significantly affected the Fund's
performance during the most recent
fiscal year.

STATEMENT  OF  ADDITIONAL
INFORMATION  (SAI)
The SAI  provides  more  detailed
information about the Fund.

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference  into (and
are thus legally a part of) this
prospectus.

To receive a free copy of the latest
annual or  semiannual  report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM



If you are a current  Fund  shareholder
and would like  information  about
your account, account transactions,
and/or account statements, please
call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)


TEXT TELEPHONE:
1-800-749-7273



INFORMATION  PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION  (SEC)

You can review  and copy
information  about the Fund
(including  the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service,  call the
SEC at  1-800-SEC-0330.  Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a fee, by writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-6009.


Fund's Investment Company Act
file number: 811-2601


(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation,
Distributor.

P038N-02/28/2000

                                     PART B

                          VANGUARD PREFERRED STOCK FUND
                                   (THE FUND)

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 28, 2000


This Statement is not a prospectus, but should be read in conjunction with the Fund's current Prospectus (dated February 28, 2000). To obtain the Prospectus or an additional 1999 Annual Report to Shareholders, which contains the Fund's Financial Statements, as hereby incorporated by reference, please call:

                        INVESTOR INFORMATION DEPARTMENT:
                                 1-800-662-7447

                                TABLE OF CONTENTS

                                                                 PAGE
                                                                 ----
DESCRIPTION OF THE FUND ..........................................B-1
INVESTMENT POLICIES...............................................B-3
YIELD AND TOTAL RETURN............................................B-5
SHARE PRICE.......................................................B-6
PURCHASE OF SHARES................................................B-7
REDEMPTION OF SHARES..............................................B-7
FUNDAMENTAL INVESTMENT LIMITATIONS................................B-7
MANAGEMENT OF THE FUND ...........................................B-9
INVESTMENT ADVISORY SERVICES.....................................B-12
PORTFOLIO TRANSACTIONS...........................................B-13
FINANCIAL STATEMENTS.............................................B-14
COMPARATIVE INDEXES .............................................B-14
APPENDIX-DESCRIPTION OF PREFERRED STOCK RATINGS..................B-15

                               DESCRIPTION OF THE FUND



ORGANIZATION

The Fund was originally organized as a Maryland corporation in 1975. In 1984 the Fund was reorganized into a Pennsylvania business trust, and on May 29, 1998 was again reorganized into a Delaware business trust. The Fund is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. It currently offers a single class of shares, but has the avility to offer additional share classes. There is no limit on the number of full and fractional shares that the Fund may issue.

SERVICE PROVIDERS

     CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's custodian. The custodian is responsible for maintaining the Fund's assets and keeping all necessary accounts and records.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The accountants audit financial statements for the Fund and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Fund's  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE FUND'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Fund's shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of its assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

     SHAREHOLDER LIABILITY. The Fund is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of the Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares with respect to distributions. Distributions will be made from the assets of the Fund, and will be paid ratably to all Fund shareholders according to the number of shares held by shareholders on the record date.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the Fund's shares; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of the Fund. Shareholders of the Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the Fund's net assets.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Fund's shares.

     CONVERSION RIGHTS. There are no conversion rights associated with the Fund's shares.

     REDEMPTION  PROVISIONS.  The Fund's redemption  provisions are described in
its  current   prospectus   and  elsewhere  in  this   Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Fund has no sinking fund provisions.

     CALLS OR ASSESSMENTS. The Fund's shares, when issued, are fully paid and non-assessable.


TAX STATUS OF THE FUND

The Fund qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Fund must comply with certain requirements. If the Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to share-holders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and policies set forth in the Prospectus.


     REPURCHASE AGREEMENTS. The Fund may invest, directly or indirectly, in repurchase agreements with commercial banks, brokers or dealers, either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker, or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Fund's Board of Trustees monitors the Fund's repurchase agreement transactions generally and has established guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer that is a party to a repurchase agreement with the Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund, and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

     ILLIQUID SECURITIES. The Fund is permitted to invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are carried on the Fund's books.

     The Fund may invest in restricted, privately placed securities that, under the Commission's rules, may be sold only to qualified institutional buyers.
Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities - meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933 (the 1933
Act). While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

     FOREIGN INVESTMENTS. The Fund is authorized to invest in foreign securities, although typically the Fund has few, if any, foreign holdings. Investors should recognize that investing in foreign companies involves certain special considerations not typically associated with investing in U.S. companies.

     Currency Risk. A fund that holds foreign securities will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The Fund's investment policies permit it to enter into forward foreign currency exchange contracts in order to hedge any foreign holdings and commitments against changes in the level of future currency rates.


     Country Risk. Because foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries.


     FUTURES CONTRACTS AND OPTIONS. Although it has no present intention to do so, the Fund is authorized to enter into stock futures contracts, options, and options on futures contracts for the following reasons: to maintain cash reserves while simulating full investment, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs typically are lower than transaction costs incurred in the purchase and sale of portfolio securities.

     Restrictions on the Use of Futures Contracts. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     Risk Factors in Futures Contracts. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Fund will hold futures only for hedging purposes, the investment adviser does not believe that the Fund is subject to the risks of loss typically associated with futures transactions.

The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund involves the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and experience a decline in the value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     LENDING OF SECURITIES. Although there is little demand to borrow preferred stock, the Fund is authorized to lend its portfolio securities on a short-term or a long-term basis to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, the Fund can increase its income through the receipt of interest on the loan. Since income derived from lending portfolio securities is not qualifying income for the purpose of the intercorporate dividends-received deduction under Federal tax law, the Fund will limit such activity in accordance with its objective of maximizing dividend income which qualifies for the deduction. In any event, the Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.


     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Fund to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     TEMPORARY INVESTMENTS. The Fund may take temporary defensive measures that are inconsistent with the Fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and
(d) other money market instruments. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

                             YIELD AND TOTAL RETURN

The yield of the Vanguard Preferred Stock Fund for the 30-day period ended October 31, 1999 was 6.14%.

  The average annual total return of the Fund for the one-, five-, and ten-year periods ended October 31, 1999 was -2.47%, 9.63%, and 8.92%, respectively.



AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                              T = (ERV/P)/1/N/ -1

  Where:

          T   = average annual total return
          P   = a hypothetical  initial investment of $1,000
          n   = number of years
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1

  Where:

          C   = cumulative total return
          P   = a hypothetical  initial  investment of $1,000
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

Yield is the net annualized yield based on a specific 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((A-B)/CD+1)/6/-1]

  Where:

          a   =  dividends  and  interest  earned  during  the period
          b   =  expenses accrued for the period (net of  reimbursements)
          c   =  the average daily number of shares outstanding during
                 the period that were entitled to receive dividends
          d   =  the maximum offering price per share on the last day of the period

                                  SHARE PRICE

The Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The net asset value is determined as of the close of the New York Stock Exchange (the Exchange), generally 4:00 p.m. Eastern time, on each day that the Exchange is open for trading.

     Fund securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short term debt instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The share price for the Fund can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Funds.



                               PURCHASE OF SHARES

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments for certain fiduciary accounts such as employee benefit plans, or under circumstances where certain economies can be achieved in sales of the Fund's shares.

     The Fund has authorized Charles Schwab & Co., Inc. (Schwab) to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf subject to those terms and conditions. Under this arrangement, the Fund will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with the Fund's instructions. Customer orders that are properly transmitted to the Fund by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:

     Orders received by Schwab before 3 p.m. Eastern time on any business day, will be sent to Vanguard that day and your share price will be based on the Fund's net asset value calculated at the close of trading that day. Orders received by Schwab after 3 p.m. Eastern time, will be sent to Vanguard on the following business day and your share price will be based on the Fund's net asset value calculated at the close of trading that day.


                             REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of the Fund's shares means shares representing the lesser of: (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of the Fund's net asset value.

     BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments if its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. The Fund may not invest in commodities, except that it may invest in stock futures contracts, stock options, and options on stock futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, the Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry, except that the Fund will invest more than 25% of its total assets in the utilities and financial services industries.

     INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. The Fund may not lend money to any person except (i) by purchasing fixed income securities, or by entering into repurchase agreements; (ii) by entering into collateralized repurchase agreements; (iii) as provided under the heading "Lending of Securities"; or (iv) to another Vanguard fund, through Vanguard's interfund lending program.

     MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs.

     OPTIONS. The Fund may not purchase or sell put or call options, except as permitted by the Fund's investment policies relating to commodities.

     PLEDGING ASSETS. The Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.

     SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.


     UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     None of these limitations prevents the Fund from participating in The Vanguard Group, Inc. (Vanguard). Because the Fund is a member of The Vanguard Group of Investment Companies, it may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Fund" for more information.


     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE FUND



OFFICERS AND TRUSTEES

The Officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Fund and choose its Officers. The following is a list of the Trustees and Officers of the Fund and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's Trustees and Officers own less than 1% of the outstanding shares of the Fund. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 103 investment companies administered by Vanguard (102 in the case of Mr. Malkiel and 92 in the case of Mr. MacLaury). The mailing address of the Trustees and Officers of the Fund is Post Office Box 876, Valley Forge, PA 19482.


JOHN C. BOGLE, (DOB: 5/8/1929) Senior Chairman and Trustee*
Senior Chairman and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group; Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer). Mr. Bogle will retire from his Vanguard directorships on December 31, 1999.

JOHN J.  BRENNAN  (DOB:  7/29/1954),  Chairman,  Chief  Executive  Officer,  and
Trustee*
Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN  HEFFERNAN  HEISEN  (DOB:  1/25/1950),   Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products); Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co.,The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (DOB: 5/7/1931), Trustee
President Emeritus of The Brookings Institution Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corporation.

BURTON G. MALKIEL (DOB: 8/28/1932), Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).



ALFRED M. RANKIN, JR. (DOB: 10/8/1941), Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (Machinery/ Coal/Appliances); and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/ Chemicals).


JOHN C. SAWHILL (DOB: 6/12/1936), Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group);

Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries, Inc. (Machinery/ Coal/ Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR. (DOB: 5/13/1931), Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON (DOB: 3/2/1936), Trustee
Retired Chairman of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY (DOB:12/7/1938), Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS (DOB: 5/21/1957), Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN (DOB: 9/4/1961), Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

*Officers of the Fund are "interested persons" as defined in the 1940 Act.



THE VANGUARD GROUP

The Fund is a  member  of The  Vanguard  Group of  Investment  Companies,  which currently consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc., the Fund and the other funds in The Vanguard Group obtain at-cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to a number of the Vanguard funds.
     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings and equipment. Each fund pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the Board of Trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.
     Vanguard  adheres to a Code of Ethics  established  pursuant  to Rule 17j-1 under the 1940 Act. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Vanguard's Code of Ethics limits the ability of certain Officers and employees of Vanguard who are considered access persons to engage in personal securities transactions. Such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.
     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides as follows: (1) each Vanguard fund may be called upon to invest a maximum of .40% of its current net assets in Vanguard, and (2) there are no restrictions on the maximum aggregate cash investment that the Vanguard funds may make in Vanguard. At October 31, 1999, the Preferred Stock Fund had contributed capital of $. to Vanguard, representing .% of the Fund's net assets and .% of Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of Vanguard. The Trustees and Officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon their relative net assets. The remaining one half of these expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group, provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of .20 of 1% of its average month-end net assets.

     During the fiscal years ended October 31, 1997, 1998, and 1999, the Fund incurred the following approximate amounts of The Vanguard Group's management (including transfer agency), distribution, and marketing expenses: $658,000, $763,000, and $, respectively.



INVESTMENT ADVISORY SERVICES

Vanguard provides investment advisory services to several Vanguard funds (but not to this Fund). These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the funds utilizing these services.


TRUSTEE COMPENSATION

The same individuals serve as Trustees of all Vanguard funds (with two exceptions, which are noted in the table appearing on page B-12), and each fund pays a proportionate share of the Trustees' compensation. The funds employ their Officers on a shared basis, as well. However, Officers are compensated by Vanguard, not the funds.




  INDEPENDENT TRUSTEES.   The funds compensate their independent Trustees--that
is, the ones who are not also Officers of the Fund--in three ways:

- The independent Trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled Board meetings.

- The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

- Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.


     "INTERESTED" TRUSTEES. The funds' interested Trustees--Messrs. Bogle and Brennan--receive no compensation for their service in that capacity. However, they are paid in their role as Officers of Vanguard.



     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds. All information shown is for the fiscal year ended October 31, 1999.



                          VANGUARD PREFERRED STOCK FUND
                          TRUSTEES COMPENSATION TABLE


                                                              PENSION OR                            TOTAL
                                                              RETIREMENT                        COMPENSATION
                                                               BENEFITS         ESTIMATED         FROM ALL
                                                AGGREGATE      ACCRUED AS        ANNUAL           VANGUARD
                                              COMPENSATION   PART OF THIS     BENEFITS UPON    FUNDS PAID TO
  NAMES OF TRUSTEES                          FROM THIS FUND  FUND'S EXPENSES     RETIREMENT       TRUSTEES (1)
---------------------------------------------------------------------------------------------------------------
John C. Bogle (2). . . .                          None            None             None              None
John J. Brennan . . .                             None            None             None              None
Barbara Barnes Hauptfuhrer(3). . .                 $12            $1            $15,000                $0
JoAnn Heffernan Heisen                             $70            $4            $15,000           $80,000
Bruce K. MacLaury . .                              $70            $6            $12,000           $75,000
Burton G. Malkiel . .                              $70            $6            $15,000           $80,000
Alfred M. Rankin, Jr.                              $70            $6            $15,000           $80,000
John C. Sawhill . . .                              $70            $6            $15,000           $80,000
James O. Welch, Jr. .                              $70            $6            $15,000           $80,000
J. Lawrence Wilson. .                              $70            $6            $15,000           $80,000


(1) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 103 funds (102 in the case of Mr. Malkiel; 92 in the case of Mr. MacLaury).

(2)  Mr. Bogle will retire from the Fund's Board, effective December 31, 1999.

(3)  Mrs.  Hauptfuhrer  retired from the Fund's  Board,  effective  December 31,
     1998.




                          INVESTMENT ADVISORY SERVICES

The Fund employs Wellington Management Company, LLP (the Adviser) under an investment advisory agreement to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise, and administer the Fund's investment program. The Adviser discharges its responsibilities subject to the control of the Officers and Trustees of the Fund.

     The Fund pays the Adviser an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the Fund's average month-end net assets for the quarter:


NET ASSETS                                     ANNUAL RATE
----------                                     -----------
First $200 million......                           .150%
Next $200 million.......                           .100%
Assets in excess of $400 million                   .075%




     During the fiscal years ended October 31, 1997, 1998, and 1999, the Fund incurred advisory fees of $406,000, $458,000, and $., respectively.



     The Fund's agreement with the Adviser is renewable for successive one-year periods. Each renewal must be specifically approved by a vote of the Board of Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the contract or "interested persons" (as defined in the 1940 Act) of any such party.

     The Board of Trustees may, without the approval of shareholders, provide for:

- The employment of a new investment adviser pursuant to the terms of a new advisory agreement, either as a replacement for the existing Adviser or as an additional adviser.

-    A change in the terms of the advisory agreement.

- The continued employment of the existing Adviser after an assignment of the advisory agreement resulting from a change in control of the Adviser.

     Any such change will be communicated to shareholders in writing.

DESCRIPTION OF THE ADVISER

The Adviser is a Massachusetts limited liability partnership located at 75 State Street, Boston, Massachusetts 02109. The Adviser's managing partners are Robert
W. Doran, Duncan M. McFarland, and John R. Ryan. As of October 31, 1999, the Adviser managed more than $. billion in stock and bond funds, including all or part of 14 Vanguard funds.

                             PORTFOLIO TRANSACTIONS

The investment advisory agreement authorizes the Adviser (with the approval of the Board of Trustees) to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Fund, and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution as to all transactions for the Fund. The Adviser has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.

     In placing portfolio transactions, the Adviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and statistical information and provide other services in addition to execution services to the Fund and/or the Adviser. The Adviser considers such information useful in the performance of its obligations, but is unable to determine the amount by which such services may reduce its expenses.

     The investment advisory agreement also incorporates the concepts of Section 28(e) of the Securities Exchange Act of 1934 by providing that, subject to the approval of the Board of Trustees, the Adviser may cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction; provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of the Adviser to the Fund and the other funds in the Group.

     Currently, it is the Fund's policy that the Adviser may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions that otherwise might not be available. The Adviser will only pay such higher commissions if it believes this to be in the best interest of the Fund. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to the Adviser and/or the Fund. However, the Adviser has informed the Fund that it generally will not pay higher commission rates specifically for the purpose of obtaining research services.

     During the fiscal years ended October 31, 1997, 1998, and 1999, the Fund paid $516, $882 and $., in brokerage commissions, respectively.


     Some securities considered for investment by the Fund may also be appropriate for other Vanguard funds and/or clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of the Fund, and one or more of these other funds or clients served by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several funds and clients in a manner deemed equitable by the Adviser.

                              FINANCIAL STATEMENTS

The Fund's Financial Statements as of and for the year ended October 31, 1999, including the financial highlights for each of the five fiscal years in the period ended October 31, 1999, appearing in the Vanguard Preferred Stock Fund 1999 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Fund's Annual Report to Shareholders, which may be obtained without charge.


                              COMPARATIVE INDEXES


Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of Vanguard, including Vanguard Preferred Stock Fund, may, from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.



STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.


STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard & Poor's 500 Composite Stock Price Index with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks for the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALL CAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE  5000  EQUITY   INDEX--consists   of  more  than  7,000  common  equity
securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard & Poor's 500 Index.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market weighted index that contains over 4,000 individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The Index has a market value of over $5 trillion.


LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains over 1,500 individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between one and five years. The index has a market value of over $1.6 trillion.


LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains over 1,500 individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $800 billion.


LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains over 1,900 individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than ten years. The index has a market value of over $1.1 trillion.


LEHMAN LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U. S. Treasury securities with maturities of ten years or greater.


MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.


LEHMAN CORPORATE (BAA) BOND INDEX--all publicly offered fixed rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.


LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than ten years.


BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield of four high grade, noncallable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  nonconvertible   investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.

                APPENDIX--DESCRIPTION OF PREFERRED STOCK RATINGS

     Excerpts from Moody's Investors Service, Inc. description of its four highest preferred stock ratings:

     aaa--considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa--considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a--considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earning and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa--considered to be lower-medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     Excerpts from Standard & Poor's Corporation description of its four highest preferred stock ratings:

     Quality ratings are expressed by symbols like those rating bonds. They are independent of Standard & Poor's bond ratings, however, in the sense that they are not necessarily graduated downward from the rankings accorded the issuing company's debt. They represent a considered judgment of the relative security of dividends, and--what is thereby implied--the prospective yield stability of the stock. The four highest ratings are AAA--Prime; AA--High Grade; A--Sound;
BBB--Medium Grade.

                                     PART C

                         VANGUARD PREFERRED STOCK FUND
                               OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Declaration  of Trust**
(b)  By-Laws**
(c)  Not  applicable
(d)  Investment Advisory Contract**
(e)  Not applicable

(f) Reference is made to the section entitled "Management of the Fund" in the Registrant's Statement of Additional Information

(g)  Custodian Agreement**
(h)  Amended and Restated Funds' Service Agreement**
(i)  Legal Opinion**
(j)  Consent of Independent Accountants+
(k)  Not Applicable
(l)  Not Applicable
(m)  Not Applicable

(n)  Not Applicable

(o)  Not Applicable

---------------------

  * Filed herewith
 ** Previously filed
 +  To be filed by amendment

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Wellington Management Company, LLP (Wellington) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers
Act). The list required by this Item 26 of officers and partners of Wellington, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Wellington pursuant to the Advisers Act (SEC File No. 801-15908).

     See also the information under the caption "Investment Advisers" in the prospectus, constituting Part A of the Fund's Registration Statement, and "Investment Advisory Services" in the Statement of Additional Information constituting Part B of the Fund's Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the Rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02105.


ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 14th day of December, 1999.



                                     VANGUARD PREFERRED STOCK FUND

                                   BY:            (signature)
                                      -------------------------------------
                                   (HEIDI STAM) JOHN J. BRENNAN* CHAIRMAN AND
                                             CHIEF EXECUTIVE OFFICER

  Pursuant  to  the   requirements   of  the  Securities   Act  of  1933,   this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                     TITLE                              DATE
--------------------------------------------------------------------------------

By:/S/ JOHN C. BOGLE          Senior Chairman of the Board    December 14, 1999
   ---------------------------and Trustee
       (Heidi Stam)
       John C. Bogle*

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      December 14, 1999
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         December 14, 1999
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BRUCE K. MACLAURY      Trustee                         December 14, 1999
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*


By:/S/ BURTON G. MALKIEL      Trustee                         December 14, 1999
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*



By:/S/ ALFRED M. RANKIN, JR.  Trustee                         December 14, 1999
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ JOHN C. SAWHILL        Trustee                         December 14, 1999
   ---------------------------
       (Heidi Stam)
      John C. Sawhill*


By:/S/ JAMES O. WELCH, JR.    Trustee                         December 14, 1999
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*



By:/S/ J. LAWRENCE WILSON     Trustee                         December 14, 1999
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         December 14, 1999
   ---------------------------
       (Heidi Stam)           Financial Office and
      Thomas J. Higgins*      Accounting Officer




*By Power of Attorney. See File Number 33-4424, filed on January 25, 1999. Incorporated by Reference.